August 24, 2020	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen New York Municipal Value Fund, Inc. (the “Registrant”)
File No. 811-05238

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the reorganization of Nuveen New York Municipal Value Fund 2 (“NYV”) into the Registrant (the “Reorganization”). The Registration Statement is one of a series of reorganizations of state municipal funds that will be filed as of the date hereof or in the near term. We note that Nuveen California Municipal Value Fund, Inc (“NCA”) (File No. 811-05235) has filed a registration statement on Form N-14 (the “NCA Registration Statement”) as of the date hereof relating to the issuance of common shares of NCA in connection with the reorganization of Nuveen California Municipal Value Fund 2 into NCA (the “NCA Reorganization”). The structure of the Reorganization and the NCA Reorganization are substantially the same and the Registration Statement and the NCA Registration Statement contain similar disclosures, are organized in substantially the same manner and include similar proposals for the change of domicile of the respective acquiring fund, except the NCA Registration Statement includes an additional proposal for the election of board members.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661.

Sincerely, /s/Jacob C. Tiedt Jacob C. Tiedt Shareholder

cc:       Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

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